Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax benefit using the Company's domestic tax rate, percentage									15.00%	15.00%	14.99%
Effect of tax rates in foreign jurisdictions, percentage									7.12%	2.84%	13.19%
Non deductible expenses, percentage									4.74%	9.52%	1.39%
Tax exempt income, percentage									0.04%	0.09%	0.42%
Impact of change in tax laws, percentage									3.66%	0.05%
Utilization of previously unrecognised tax losses, percentage									0.06%	0.04%	0.02%
Recognition of previously unrecognized tax losses, percentage									5.80%
Utilization of previously recognized tax losses, percentage									0.29%	0.02%
Current year losses for which no deferred tax asset was recognized, percentage									14.16%	5.21%	23.03%
Change in unrecognised temporary differences, percentage									5.51%	3.28%	3.79%
Others, percentage									0.11%	0.00%	0.02%
Loss for the year	$ 3,201	$ (3,496)	$ (21,177)	$ (34,570)	$ (338,611)	$ (29,511)	$ (36,803)	$ (42,592)	$ (56,042)	$ (447,517)	$ (167,883)
Income tax benefit (expense)									4,507	29	740
Loss before tax	$ (967)	$ (3,569)	$ (21,309)	$ (34,704)	$ (338,726)	$ (29,599)	$ (36,597)	$ (42,624)	(60,549)	(447,546)	(168,623)
Income tax benefit using the Company's domestic tax rate									9,081	67,130	25,285
Effect of tax rates in foreign jurisdictions									4,313	12,702	22,238
Non deductible expenses									(2,873)	(42,601)	(2,338)
Tax exempt income									25	383	709
Impact of change in tax laws									2,219	227
Utilization of previously unrecognised tax losses									37	159	29
Recognition of previously unrecognized tax losses									3,509
Utilization of previously recognized tax losses									173	75
Current year losses for which no deferred tax asset was recognized									(8,574)	(23,338)	(38,830)
Change in unrecognised temporary differences									(3,335)	(14,700)	(6,385)
Others									(68)	(8)	32
Total									$ 4,507	$ 29	$ 740